Class R5 and R6 | Invesco Oppenheimer International Bond Fund
Fund Summaries - Invesco Oppenheimer International Bond Fund
Investment Objective(s)
The Fund’s investment objective is to seek total return.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Fees and expenses of a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (Subsidiary), are included in the table.

Investors may pay commissions and/or other forms of compensation to an intermediary, such as a broker, for transactions in Class R6 shares, which are not reflected in the table or the Example below.
Shareholder Fees  (fees paid directly from your investment)
Shareholder Fees - Class R5 and R6 - Invesco Oppenheimer International Bond Fund	Class R5	Class R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	none	none

Annual Fund Operating Expenses  (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Class R5 and R6 - Invesco Oppenheimer International Bond Fund		Class R5	Class R6
Management Fees		0.53%	0.53%
Distribution and/or Service (12b-1) Fees		none	none
Other Expenses	[1]	0.08%	0.03%
Acquired Fund Fees and Expenses	[1]	0.01%	0.01%
Total Annual Fund Operating Expenses		0.62%	0.57%
Fee Waiver and/or Expense Reimbursement	[2]	0.01%	0.01%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		0.61%	0.56%
[1]	“Other Expenses” and “Acquired Fund Fees and Expenses” are based on estimated amounts for the current fiscal year.
[2]	Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding Acquired Fund Fees and Expenses and certain items discussed in the statement of additional information (SAI)) of Class R5 and Class R6 shares to 0.67% and 0.62%, respectively, of the Fund’s average daily net assets (the “expense limits”) through at least May 28, 2021. Invesco Advisers has also contractually agreed to waive a portion of the Acquiring Fund’s management fee in an amount equal to the net management fee that Invesco Advisers earns on the Fund’s investments in certain affiliated funds, which will have the effect of reducing the Acquired Fund Fees and Expenses through at least May 28, 2021. During their terms, the fee waiver agreements cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees.

Example.
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This Example does not include commissions and/or other forms of compensation that investors may pay on transactions in Class R6 shares. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain equal to the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement for the contractual period above and the Total Annual Fund Operating Expenses thereafter.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example - Class R5 and R6 - Invesco Oppenheimer International Bond Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class R5	62	196	344	772
Class R6	57	181	316	712

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the predecessor fund’s (defined below) portfolio turnover rate was 115% of the average value of its portfolio.
Principal Investment Strategies of the Fund
The Fund invests mainly in debt securities of foreign government and corporate issuers. A debt security is a security representing money borrowed by the issuer that must be repaid. The terms of a debt security specify the amount of principal, the interest rate or discount, and the time or times at which payments are due. The Fund can invest in various types of debt securities, generally referred to as “bonds,” including government bonds, corporate debt obligations, “structured” notes, participation interests in loans, “zero coupon” or “stripped” securities, certain mortgage-related securities or asset-backed securities and other debt obligations.

Under normal market conditions, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in debt securities, and in derivatives and other instruments that have economic characteristics similar to such securities. The Fund typically invests in at least three countries other than the United States. The Fund invests in debt securities of issuers in both developed and emerging markets throughout the world.

The Fund may buy securities issued by companies of any size or market capitalization range and at times might emphasize securities of issuers in a particular capitalization range. It can invest in debt securities having short, intermediate or long maturities.

The Fund does not limit its investments to a particular credit quality or rating category and can invest without limit in securities rated below investment grade (commonly called “junk bonds”). “Investment grade” debt securities are rated in one of the top four categories by nationally recognized statistical rating organizations such as Moody’s Investors Service or S&P Global Ratings (S&P). The Fund may also invest in unrated securities, in which case the Fund’s investment adviser may internally assign ratings to certain of those securities, after assessing their credit quality, in investment-grade or below-investment-grade categories similar to those of nationally recognized statistical rating organizations. There can be no assurance, nor is it intended, that the investment adviser’s credit analysis is consistent or comparable with the credit analysis process used by a nationally recognized statistical rating organization.

The Fund may also use derivatives to seek increased returns or to try to manage investment risks, including, for example, options, forward contracts, futures contracts, swaps, and “structured” notes. The Fund actively manages foreign currency exposure, both to reduce risk and to seek to enhance return. To do so, the Fund may invest in foreign exchange derivatives, including forwards and options that reference foreign currencies, including currencies of developing and emerging market countries.

In selecting securities, the portfolio managers evaluate the overall investment opportunities and risks in individual national economies. The portfolio managers analyze the business cycle, political and macro-economic factors that affect exchange rates and interest rates in both emerging market and developing countries. The portfolio managers currently focus on investment opportunities for higher yields than are available in U.S. markets and opportunities in investments denominated in foreign currencies that compare favorably to the U.S. dollar. These factors may vary in particular cases and may change over time.

The Fund’s holdings may at times differ significantly from the weightings of the indices comprising its style-specific benchmark (the Custom Invesco Oppenheimer International Bond Index). The Fund’s Custom Invesco Oppenheimer International Bond Index is a customized weighted index currently comprised of 50% of the FTSE Non-U.S. Dollar World Government Bond Index, 30% of the JPMorgan Government Bond Index—Emerging Markets Global Diversified, and 20% of the JPMorgan Emerging Markets Bond Index Global Diversified. The Fund is not managed to be invested in the same percentages as those indices comprising the Custom Invesco Oppenheimer International Bond Index.

The Fund may invest up to 25% of its total assets in a Cayman Islands exempted company that is wholly-owned and controlled by the Fund (the Subsidiary). The Subsidiary invests in Regulation S securities. Regulation S securities are securities of U.S. and non-U.S. issuers that are issued through private offerings without registration with the Securities and Exchange Commission pursuant to Regulation S under the Securities Act of 1933. The Fund applies its investment restrictions and compliance policies and procedures, on a look-through basis, to the Subsidiary. The Fund’s investment in the Subsidiary may vary based on the portfolio managers’ use of different types of foreign securities and other investments. Since the Fund may invest a substantial portion of its assets in the Subsidiary, which may hold certain of the investments described in this prospectus, the Fund may be considered to be investing indirectly in those investments through its Subsidiary. Therefore, references in this prospectus to investments by the Fund also may be deemed to include the Fund’s indirect investments through the Subsidiary.
Principal Risks of Investing in the Fund
As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:

Risks of Investing in Debt Securities. Debt securities may be subject to interest rate risk, duration risk, credit risk, credit spread risk, extension risk, reinvestment risk, prepayment risk and event risk. Interest rate risk is the risk that when prevailing interest rates fall, the values of already-issued debt securities generally rise; and when prevailing interest rates rise, the values of already-issued debt securities generally fall, and therefore, those debt securities may be worth less than the amount the Fund paid for them or valued them. When interest rates change, the values of longer-term debt securities usually change more than the values of shorter-term debt securities. Risks associated with rising interest rates are heightened given that interest rates in the U.S. are near historic lows. Duration is a measure of the price sensitivity of a debt security or portfolio to interest rate changes. Duration risk is the risk that longer-duration debt securities will be more volatile and thus more likely to decline in price, and to a greater extent, in a rising interest rate environment than shorter-duration debt securities. Credit risk is the risk that the issuer of a security might not make interest and principal payments on the security as they become due. If an issuer fails to pay interest or repay principal, the Fund’s income or share value might be reduced. Adverse news about an issuer or a downgrade in an issuer’s credit rating, for any reason, can also reduce the market value of the issuer’s securities. “Credit spread” is the difference in yield between securities that is due to differences in their credit quality. There is a risk that credit spreads may increase when the market expects lower-grade bonds to default more frequently. Widening credit spreads may quickly reduce the market values of the Fund’s lower-rated and unrated securities. Some unrated securities may not have an active trading market or may trade less actively than rated securities, which means that the Fund might have difficulty selling them promptly at an acceptable price. Extension risk is the risk that an increase in interest rates could cause prepayments on a debt security to occur at a slower rate than expected. Extension risk is particularly prevalent for a callable security where an increase in interest rates could result in the issuer of that security choosing not to redeem the security as anticipated on the security’s call date. Such a decision by the issuer could have the effect of lengthening the debt security’s expected maturity, making it more vulnerable to interest rate risk and reducing its market value. Reinvestment risk is the risk that when interest rates fall the Fund may be required to reinvest the proceeds from a security’s sale or redemption at a lower interest rate. Callable bonds are generally subject to greater reinvestment risk than non-callable bonds. Prepayment risk is the risk that the issuer may redeem the security prior to the expected maturity or that borrowers may repay the loans that underlie these securities more quickly than expected, thereby causing the issuer of the security to repay the principal prior to the expected maturity. The Fund may need to reinvest the proceeds at a lower interest rate, reducing its income. Event risk is the risk that an issuer could be subject to an event, such as a buyout or debt restructuring, that interferes with its ability to make timely interest and principal payments and cause the value of its debt securities to fall.

Fixed-Income Market Risks. The fixed-income securities market can be susceptible to increases in volatility and decreases in liquidity. Liquidity may decline unpredictably in response to overall economic conditions or credit tightening. During times of reduced market liquidity, the Fund may not be able to readily sell bonds at the prices at which they are carried on the Fund’s books and could experience a loss. If the Fund needed to sell large blocks of bonds to meet shareholder redemption requests or to raise cash, those sales could further reduce the bonds’ prices, particularly for lower-rated and unrated securities. An unexpected increase in redemptions by Fund shareholders (including requests from shareholders who may own a significant percentage of the Fund’s shares), which may be triggered by general market turmoil or an increase in interest rates, as well as other adverse market and economic developments, could cause the Fund to sell its holdings at a loss or at undesirable prices and adversely affect the Fund’s share price and increase the Fund’s liquidity risk, Fund expenses and/or taxable distributions, if applicable. As of the date of this prospectus, interest rates in the U.S. are near historically low levels, increasing the exposure of bond investors to the risks associated with rising interest rates.

Economic and other market developments can adversely affect fixed-income securities markets in the United States, Europe and elsewhere. At times, participants in debt securities markets may develop concerns about the ability of certain issuers of debt securities to make timely principal and interest payments, or they may develop concerns about the ability of financial institutions that make markets in certain debt securities to facilitate an orderly market. Those concerns may impact the market price or value of those debt securities and may cause increased volatility in those debt securities or debt securities markets. Under some circumstances, those concerns may cause reduced liquidity in certain debt securities markets, reducing the willingness of some lenders to extend credit, and making it more difficult for borrowers to obtain financing on attractive terms (or at all). A lack of liquidity or other adverse credit market conditions may hamper the Fund’s ability to sell the debt securities in which it invests or to find and purchase suitable debt instruments.

Risks of Below-Investment-Grade Securities. As compared to investment-grade debt securities, below-investment grade debt securities (also referred to as “junk” bonds), whether rated or unrated, may be subject to greater price fluctuations and increased credit risk, as the issuer might not be able to pay interest and principal when due, especially during times of weakening economic conditions or rising interest rates. Credit rating downgrades of a single issuer or related similar issuers whose securities the Fund holds in significant amounts could substantially and unexpectedly increase the Fund’s exposure to below-investment-grade securities and the risks associated with them, especially liquidity and default risk. The market for below-investment-grade securities may be less liquid and therefore these securities may be harder to value or sell at an acceptable price, especially during times of market volatility or decline.

Because the Fund can invest without limit in below-investment-grade securities, the Fund’s credit risks are greater than those of funds that buy only investment-grade securities. Credit rating downgrades of a single issuer or related similar issuers whose securities the Fund holds in significant amounts could substantially and unexpectedly increase the Fund’s exposure to below-investment-grade securities and the risks associated with them, especially liquidity and default risk.

Risks of Sovereign Debt. Sovereign debt instruments are subject to the risk that a governmental entity may delay or refuse, or otherwise be unable, to pay interest or repay principal on its sovereign debt. If a governmental entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debt that a government does not pay nor are there bankruptcy proceedings through which all or part of such sovereign debt may be collected. A restructuring or default of sovereign debt may also cause additional impacts to the financial markets, such as downgrades to credit ratings, a flight to quality debt instruments, disruptions in common trading markets or unions, reduced liquidity, increased volatility, and heightened financial sector, foreign securities and currency risk, among others.

Risks of Foreign Investing. Foreign securities are subject to special risks. Securities traded in foreign markets may be less liquid and more volatile than those traded in U.S. markets. Foreign issuers are usually not subject to the same accounting and disclosure requirements that U.S. companies are subject to, which may make it difficult for the Fund to evaluate a foreign company’s operations or financial condition. A change in the value of a foreign currency against the U.S. dollar will result in a change in the U.S. dollar value of investments denominated in that foreign currency and in the value of any income or distributions the Fund may receive on those investments. The value of foreign investments may be affected by exchange control regulations, foreign taxes, higher transaction and other costs, delays in the settlement of transactions, changes in economic or monetary policy in the United States or abroad, expropriation or nationalization of a company’s assets, or other political and economic factors. In addition, due to the inter-relationship of global economies and financial markets, changes in political and economic factors in one country or region could adversely affect conditions in another country or region. Investments in foreign securities may also expose the Fund to time-zone arbitrage risk. Foreign securities may trade on weekends or other days when the Fund does not price its shares. As a result, the value of the Fund’s net assets may change on days when you will not be able to purchase or redeem the Fund’s shares. At times, the Fund may emphasize investments in a particular country or region and may be subject to greater risks from adverse events that occur in that country or region. Foreign securities and foreign currencies held in foreign banks and securities depositories may be subject to only limited or no regulatory oversight.

Risks of Developing and Emerging Markets. Investments in developing and emerging markets are subject to all the risks associated with foreign investing, however, these risks may be magnified in developing and emerging markets. Developing or emerging market countries may have less well-developed securities markets and exchanges that may be substantially less liquid than those of more developed markets. Settlement procedures in developing or emerging markets may differ from those of more established securities markets, and settlement delays may result in the inability to invest assets or to dispose of portfolio securities in a timely manner. Securities prices in developing or emerging markets may be significantly more volatile than is the case in more developed nations of the world, and governments of developing or emerging market countries may also be more unstable than the governments of more developed countries. Such countries’ economies may be more dependent on relatively few industries or investors that may be highly vulnerable to local and global changes. Developing or emerging market countries also may be subject to social, political or economic instability. The value of developing or emerging market countries’ currencies may fluctuate more than the currencies of countries with more mature markets. Investments in developing or emerging market countries may be subject to greater risks of government restrictions, including confiscatory taxation, expropriation or nationalization of a company’s assets, restrictions on foreign ownership of local companies, restrictions on withdrawing assets from the country, protectionist measures, and practices such as share blocking. In addition, the ability of foreign entities to participate in privatization programs of certain developing or emerging market countries may be limited by local law. Investments in securities of issuers in developing or emerging market countries may be considered speculative.

Eurozone Investment Risks. Certain of the regions in which the Fund may invest, including the European Union (EU), currently experience significant financial difficulties. Following the global economic crisis that began in 2008, some of these countries have depended on, and may continue to be dependent on, the assistance from others such as the European Central Bank (ECB) or other governments or institutions, and failure to implement reforms as a condition of assistance could have a significant adverse effect on the value of investments in those and other European countries. In addition, countries that have adopted the euro are subject to fiscal and monetary controls that could limit the ability to implement their own economic policies, and could voluntarily abandon, or be forced out of, the euro. Such events could impact the market values of Eurozone and various other securities and currencies, cause redenomination of certain securities into less valuable local currencies, and create more volatile and illiquid markets. Additionally, the United Kingdom’s intended departure from the EU, commonly known as “Brexit,” may have significant political and financial consequences for Eurozone markets, including greater market volatility and illiquidity, currency fluctuations, deterioration in economic activity, a decrease in business confidence and an increased likelihood of a recession in the United Kingdom.

Risks of Small- and Mid-Cap Companies. Small-cap companies may be either established or newer companies, including “unseasoned” companies that have typically been in operation for less than three years. Mid-cap companies are generally companies that have completed their initial start-up cycle, and in many cases have established markets and developed seasoned market teams. While smaller companies might offer greater opportunities for gain than larger companies, they also may involve greater risk of loss. They may be more sensitive to changes in a company’s earnings expectations and may experience more abrupt and erratic price movements. Small- and mid-cap companies’ securities may trade in lower volumes and it might be harder for the Fund to dispose of its holdings at an acceptable price when it wants to sell them. Small- and mid-cap companies may not have established markets for their products or services and may have fewer customers and product lines. They may have more limited access to financial resources and may not have the financial strength to sustain them through business downturns or adverse market conditions. Since small- and mid-cap companies typically reinvest a high proportion of their earnings in their business, they may not pay dividends for some time, particularly if they are newer companies. Small- and mid-cap companies may have unseasoned management or less depth in management skill than larger, more established companies. They may be more reliant on the efforts of particular members of their management team and management changes may pose a greater risk to the success of the business. It may take a substantial period of time before the Fund realizes a gain on an investment in a small- or mid-cap company, if it realizes any gain at all.

Risks of Derivative Investments. Derivatives may involve significant risks. Derivatives may be more volatile than other types of investments, may require the payment of premiums, may increase portfolio turnover, may be illiquid, and may not perform as expected. Derivatives are subject to counterparty risk and the Fund may lose money on a derivative investment if the issuer or counterparty fails to pay the amount due. Some derivatives have the potential for unlimited loss, regardless of the size of the Fund’s initial investment. As a result of these risks, the Fund could realize little or no income or lose money from its investment, or a hedge might be unsuccessful. In addition, pursuant to rules implemented under financial reform legislation, certain over-the-counter derivatives are required to be executed on a regulated market and/or cleared through a clearinghouse. Entering into a derivative transaction with a clearinghouse may entail further risks and costs.

Risks of Non-Diversification. The Fund is classified as a “non-diversified” fund under the Investment Company Act of 1940. Accordingly, the Fund may invest a greater portion of its assets in the securities of a single issuer than if it were a “diversified” fund. To the extent that the Fund invests a higher percentage of its assets in the securities of a single issuer, the Fund is more subject to the risks associated with and developments affecting that issuer than a fund that invests more widely.

Risks of Investing in Regulation S Securities. Regulation S securities may be less liquid than publicly traded securities and may not be subject to the disclosure and other investor protection requirements that would be applicable if they were publicly traded. Accordingly, Regulation S securities may involve a high degree of business and financial risk and may result in substantial losses.

Risks of Investments in the Fund’s Wholly-Owned Subsidiary. The Subsidiary is not registered under the Investment Company Act of 1940 and is not subject to its investor protections (except as otherwise noted in this prospectus). As an investor in the Subsidiary, the Fund does not have all of the protections offered to investors by the Investment Company Act of 1940. However, the Subsidiary is wholly-owned and controlled by the Fund and managed by the investment adviser. Therefore, the Fund’s ownership and control of the Subsidiary make it unlikely that the Subsidiary would take actions contrary to the interests of the Fund or its shareholders. In addition, changes in the laws of the United States and/or the Cayman Islands (where the Subsidiary is incorporated) could result in the inability of the Fund and/or the Subsidiary to operate as described in this prospectus and the SAI and could adversely affect the Fund. Changes in the laws of the United States and/or the Cayman Islands could adversely affect the performance of the Fund and/or the Subsidiary. For example, the Cayman Islands currently does not impose certain taxes on exempted companies like the Subsidiary, including income and capital gains tax, among others. If Cayman Islands laws were changed to require such entities to pay Cayman Islands taxes, the investment returns of the Fund would likely decrease.
Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The Fund has adopted the performance of the Oppenheimer International Bond Fund (the predecessor fund) as the result of a reorganization of the predecessor fund into the Fund, which was consummated after the close of business on May 24, 2019 (the “Reorganization”). Prior to the Reorganization, the Fund had not yet commenced operations. The bar chart shows changes in the performance of the predecessor fund from year to year as of December 31. The performance table compares the predecessor fund’s performance to that of a broad measure of market performance and additional indices with characteristics relevant to the Fund. For more information on the benchmarks used see the “Benchmark Descriptions” section of the prospectus. The Fund’s (and the predecessor fund’s) past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Class R6 shares’ returns shown for periods ending on or prior to May 24, 2019 are those of the Class I shares of the predecessor fund. Class I shares of the predecessor fund were reorganized into Class R6 shares of the Fund after the close of business on May 24, 2019. Class R6 shares’ returns of the Fund will be different from Class I shares’ returns of the predecessor fund as they have different expenses.

Class R5 shares of the Fund have less than a calendar year of performance; therefore, the returns shown are those of the Fund’s and the predecessor fund’s Class A shares. Although the Class R5 shares are invested in the same portfolio of securities, Class R5 shares’ returns of the Fund will be different from Class A returns of the Fund and the predecessor fund as they have different expenses.

Updated performance information is available on the Fund’s website at www.invesco.com/us.
Annual Total Returns

Class R6 shares year-to-date (ended March 31, 2019): 3.58% Best Quarter (ended March 31, 2016): 4.20% Worst Quarter (ended June 30, 2018): -6.84%
Average Annual Total Returns (for the periods ended December 31, 2018)
Average Annual Total Returns - Class R5 and R6 - Invesco Oppenheimer International Bond Fund		1 Year	5 Years	10 Years	Since Inception	Inception Date
Class R6 shares:		(5.53%)	1.78%		1.87%	Jan. 27, 2012
Class R6 shares: | Return After Taxes on Distributions		(7.41%)	(0.07%)		0.06%	Jan. 27, 2012
Class R6 shares: | Return After Taxes on Distributions and Sale of Fund Shares		(3.24%)	0.54%		0.66%	Jan. 27, 2012
Class R5 shares:	[1]	(5.88%)	1.35%	3.28%		May 24, 2019
FTSE Non-U.S. Dollar World Government Bond Index (reflects no deduction for fees, expenses or taxes)		(1.82%)	0.28%		(0.48%)	Jan. 27, 2012
JP Morgan Government Bond Index—Emerging Markets (GBI-EM) Global Diversified Index (reflects no deduction for fees, expenses or taxes)		(6.21%)	(0.96%)		(0.82%)	Jan. 27, 2012
JP Morgan EMBI Global Diversified Index (reflects no deduction for fees, expenses or taxes)		(4.26%)	4.80%		4.84%	Jan. 27, 2012
Custom Invesco Oppenheimer International Bond Index (reflects no deduction for fees, expenses or taxes)		(3.58%)	0.90%		0.56%	Jan. 27, 2012
[1]	Class R5 shares’ performance shown prior to the inception date is that of the predecessor fund’s Class A shares at net asset value (NAV) and includes the 12b-1 fees applicable to Class A shares. Class A shares’ performance reflects any applicable fee waivers and/or expense reimbursements. The inception date of the predecessor fund’s Class A shares is June 15, 1995.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans, 529 college savings plans or individual retirement accounts. After-tax returns are shown for Class R6 shares only and after-tax returns for other classes will vary.